BORROWINGS - R4.5 BILLION FACILITIES (Details) - ZAR (R) R in Millions			12 Months Ended
	Dec. 13, 2016	Dec. 13, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 15, 2016
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 8,973.8	R 3,803.6
Loans raised			69,593.8	17,280.5	R 1,552.0
Loans repaid			(55,719.5)	(11,834.7)	(1,572.9)
Unwinding of amortised cost			251.8	141.4	102.3
Balance at end of period			25,649.5	8,973.8	3,803.6
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 4,500.0	R 4,500.0			R 4,500.0
Debt term		3 years
Balance at beginning of period				1,961.6	1,979.5
Loans raised				1,936.4	1,000.0
Loans repaid				(3,900.0)	(1,020.9)
Unwinding of amortised cost				2.0	3.0
Balance at end of period					1,961.6
R2.5 Billion Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 2,500.0
Balance at beginning of period				998.0
Balance at end of period					998.0
R2.0 Billion Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 2,000.0
Period of instalment payments		6 months
Amount of equal instalment payments		R 250.0
Amount of final instalment payment	R 750.0
Balance at beginning of period				R 963.6
Balance at end of period					R 963.6
JIBAR | R2.5 Billion Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.85%
JIBAR | R2.0 Billion Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.75%